Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Funko Acquisition Holdings, L.L.C. [Member]
Summary of Fair Value and Changes to Fair Value of Level 3 Financial Liabilities

The following table sets forth the fair value and a summary of changes to the fair value of these Level 3 financial liabilities (in thousands):

Contingent Consideration
Balance at December 31, 2016	$25,000
Additions	2,470
Payments	(25,000)
Changes in fair value	30
Balance at December 31, 2017	2,500
Payments	(2,500)
Balance at December 31, 2018	$—